Long-term debt (Narrative) (Details) $ in Millions, $ in Millions	3 Months Ended	12 Months Ended		24 Months Ended
	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 CAD ($)	Dec. 31, 2025 USD ($)
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ 11.7	$ 15.1
Senior unsecured notes [Member]
Disclosure of detailed information about borrowings [line items]
Face amount of debt instruments						$ 1,014.9
Repurchased and retired		102.5	82.6
Unamortized transaction costs		0.1	0.6
Senior notes due 2026 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					4.50%	4.50%
Face amount of debt instruments						$ 472.5
Repurchased and retired		102.5		$ 127.5
Other expenses		0.4	0.7
Senior notes due 2029 [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate					6.125%	6.125%
Face amount of debt instruments						$ 542.4
Repurchased and retired				$ 57.6
Senior secured revolving credit facilities [Member]
Disclosure of detailed information about borrowings [line items]
Undrawn borrowing facilities						450.0
Revolving credit facility accordion feature						150.0
Transaction costs	$ 2.5		2.5
Senior secured revolving credit facilities [Member] | Canada [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of revolving credit facility			10.0
Senior secured revolving credit facilities [Member] | Peru [Member]
Disclosure of detailed information about borrowings [line items]
Repayments of revolving credit facility			$ 90.0
Letters of credit issued to support reclamation or pension obligations						0.0
Surety bonds issued to support reclamation obligations		23.3
Letters of credit						111.7
Senior secured revolving credit facilities [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations						25.2
Senior secured revolving credit facilities [Member] | Arizona [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations		18.4
Senior secured revolving credit facilities [Member] | British Columbia [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations		47.9
Letters of credit						0.3
Senior secured revolving credit facilities [Member] | British Columbia [Member] | BC Hydro [Member]
Disclosure of detailed information about borrowings [line items]
Surety bonds issued to support reclamation obligations		$ 1.0
Letter of credit facility [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit					$ 130.0
Letter of credit facility [Member] | Manitoba [Member]
Disclosure of detailed information about borrowings [line items]
Letters of credit issued to support reclamation or pension obligations						$ 56.4